Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Parties Which the Group Has Transactions

The following is a list of related parties which the Group has transactions with:

No.	Name of Related Parties	Relationship with the Group
a	Soon Huat Lim	Founder, Chairman of Board of Directors, Chief Executive Officer
b	Poh Kiong Tan	Chief Technology Officer and Director
c	Trident Consultancy Pte. Ltd.	100% equity interests owned by Soon Huat Lim
d	Trident Foodtech Pte. Ltd.	100% equity interests owned by Soon Huat Lim
e	Apollo Entertainment Media Pte. Ltd.	30% equity interests owned by Soon Huat Lim
f	Cong Ty Tnhh Trident Digital Tech	100% equity interests owned by Poh Kiong Tan

Schedule of Amounts Due from Related Parties

Amounts due from related parties

	As of December 31,
	2024	2023
Soon Huat Lim (1)	$-	$250,000
Apollo Entertainment Media Pte. Ltd. (2)	-	87,920
Total	$-	$337,920
(1)	The balance represented the investment funds that this related party received on behalf of the Company during the pre-IPO financing. The Group received $250,000 due from Soon Huat Lim in March, 2024.

(2)	The balance represented service prepayments to this related party, offset by collections on behalf of this related party.

Schedule of Amounts Due to Related Parties, Non-Current	Amounts due to related parties consisted of the following for the periods indicated:
	As of December 31,
	2024	2023
Poh Kiong Tan (1)	$-	$4,820
Total	$-	$4,820

Schedule of Amount Due to Related Parties

Amounts due to related parties consisted of the following for the periods indicated:

	As of December 31,
	2024	2023
Soon Huat Lim (2)	$1,213,612	$-
Poh Kiong Tan (3)	90,495	-
Cong Ty Tnhh Trident Digital Tech (4)	41,118	-
	$1,345,225	$-
(1)	The balance represented loan from this related party for the Group’s daily operation with no fixed term of repayment and interest.

(2)	The balance represented a) US$717,318 loan from this related party for the Group’s daily operation at nil interest rate and a maturity date of March 24, 2026; and b) US$496,294 loan from this related party for the Group’s daily operation at nil interest rate and a maturity date of June 30, 2026.

(3)	The balance represented loan from this related party for the Group’s daily operation at nil interest, and expense paid on behalf of the Group, with a maturity date of June 30, 2026.

(4)	The balance represented service payable to this related party, and the maturity date was June 30, 2026.

Schedule of Related Parties Transactions

Related parties transactions

	For the years ended December 31,
	2024	2023	2022
Nature:
Poh Kiong Tan
Loan from related parties	$132,604	$56,056	$87,039
Repayment of loan from related party	44,900	56,056	87,039
Expenses paid on behalf of the Group	56	1,456	26,897
Contribution from shareholder (1)	-	-	36,266

Soon Huat Lim
Loan from related party	$3,408,463	$693,953	$1,451
Repayment of loan from related party	2,167,700	939,578	-
Settlement of loan to related party	246,819	-	-
Deemed dividend (2)	-	74,471	229,201
Settlement of expenses paid on behalf of the Group	-	1,489	-

Trident Consultancy Pte. Ltd.
Loan from related party	$-	$297,885	$660,043
Repayment of loan from related party	-	819,184	152,318
Interest income from loan to related party	-	15,639	21,760

Apollo Entertainment Media Pte. Ltd.
Return of prepayment for purchase of tickets	$83,932	$-	$-
Consumption of tickets and hot chocolate	2,869	8,914	-
Prepayments to related party for tickets and hot chocolate	-	95,296	-

Trident Foodtech Pte. Ltd.
Rental expense paid to related party	$22,450	$31,278	$-

Cong Ty Tnhh Trident Digital Tech
Research and development services provided to the Company	$77,227	$-	$-
Maintenance services provided to the Company	89,318	-	-
(1)	For the year ended December 31, 2022, QZT received contribution from Poh Kiong Tan. The contribution was implemented to reduce the outstanding balance due to Poh Kiong Tan by $36,266.

(2)	For the years ended December 31, 2023 and 2022, QZT declared dividends to Soon Huat Lim.